Equity - Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Details) - KRW (₩)
₩ / shares in Units, ₩ in Millions
12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses [Abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,450,177	₩ 4,368,035	₩ 4,665,643
Provision for regulatory reserve for loan losses		(512,278)	151,357
Profit attributable to equity holders of Shinhan Financial Group after adjusted for regulatory reserve		₩ 3,937,899	₩ 4,519,392
Basic earnings loss per share after adjustment for regulatory reserve for loan losses		₩ 7,779	₩ 8,361
Diluted earnings loss per share after adjustment for regulatory reserve for loan losses	[1]	₩ 7,779	₩ 8,361

[1]	Dividends for hybrid bonds are deducted.